Acquisitions (Details) $ in Thousands	Sep. 19, 2013 USD ($)
Acquisitions [Abstract]
Cash	$ 782
Inventory	988
Prepaid expenses and other assets	210
Fixed assets	510
Intangible assets	1,013
Accounts payable and other liabilities	(1,010)
Total	2,492
Cash	1,300
Retirement of debt	1,192
Total consideration	$ 2,492